Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Netting recognized on the balance sheet
Gross liabilities before netting	$ 352.1	$ 291.7
Netting with gross assets	(108.6)	(90.4)
Net liabilities recognized on the balance sheet	243.5	201.3
Netting potential not recognized on the balance sheet
Financial assets	(159.7)	(135.3)
Collateral pledged	(54.8)	(42.3)
Liabilities after consideration of netting potential	29.1	23.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	34.2	24.5
Total liabilities
Total liabilities after consideration of netting potential	63.2	48.1
Total liabilities recognized on the balance sheet	277.7	225.8
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	25.2	14.1
Netting with gross assets	(12.5)	(11.1)
Net liabilities recognized on the balance sheet	12.6	3.0
Netting potential not recognized on the balance sheet
Financial assets	(0.8)	(1.3)
Collateral pledged	(11.8)	(1.8)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.8	1.2
Total liabilities
Total liabilities after consideration of netting potential	1.8	1.2
Total liabilities recognized on the balance sheet	14.4	4.2
Derivative financial instruments
Netting recognized on the balance sheet
Gross liabilities before netting	185.1	150.3
Netting with gross assets	(3.3)	(2.5)
Net liabilities recognized on the balance sheet	181.8	147.8
Netting potential not recognized on the balance sheet
Financial assets	(133.0)	(110.9)
Collateral pledged	(35.0)	(26.2)
Liabilities after consideration of netting potential	13.9	10.7
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	10.4	7.1
Total liabilities
Total liabilities after consideration of netting potential	24.3	17.8
Total liabilities recognized on the balance sheet	192.2	154.9
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	39.8	34.9
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	39.7	34.9
Netting potential not recognized on the balance sheet
Financial assets	(23.2)	(20.0)
Collateral pledged	(3.2)	(1.9)
Liabilities after consideration of netting potential	13.3	13.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.8	1.6
Total liabilities
Total liabilities after consideration of netting potential	15.2	14.5
Total liabilities recognized on the balance sheet	41.6	36.4
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	102.1	92.5
Netting with gross assets	(92.8)	(76.9)
Net liabilities recognized on the balance sheet	9.3	15.6
Netting potential not recognized on the balance sheet
Financial assets	(2.7)	(3.2)
Collateral pledged	(4.8)	(12.4)
Liabilities after consideration of netting potential	1.8	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	20.2	14.6
Total liabilities
Total liabilities after consideration of netting potential	22.0	14.6
Total liabilities recognized on the balance sheet	29.5	30.2
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	100.0	92.1
Netting with gross assets	(92.8)	(76.9)
Net liabilities recognized on the balance sheet	7.2	15.3
Netting potential not recognized on the balance sheet
Financial assets	(2.7)	(3.2)
Collateral pledged	(4.5)	(12.1)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.2	0.1
Total liabilities
Total liabilities after consideration of netting potential	0.2	0.1
Total liabilities recognized on the balance sheet	$ 7.4	$ 15.3